Quarterly Holdings Report
for

Fidelity Advisor® Technology Fund

April 30, 2021

AFTF-QTLY-0621
1.800330.117

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Preferred Securities - 0.1%
	Shares	Value
Electronic Equipment & Components - 0.1%
Electronic Equipment & Instruments - 0.1%
Enevate Corp. 0% 1/29/23 (a)(b)	4,035,056	$4,035,056
Semiconductors & Semiconductor Equipment - 0.0%
Semiconductors - 0.0%
Tenstorrent, Inc. 0% (a)(b)(c)	370,000	370,000
TOTAL PREFERRED SECURITIES
(Cost $4,405,056)		4,405,056

Common Stocks - 98.9%
Capital Markets - 0.0%
Financial Exchanges & Data - 0.0%
Coinbase Global, Inc. (d)	3,600	1,071,504
Chemicals - 0.3%
Commodity Chemicals - 0.3%
LG Chemical Ltd.	16,570	13,809,815
Communications Equipment - 4.5%
Communications Equipment - 4.5%
Cisco Systems, Inc.	2,891,800	147,221,538
F5 Networks, Inc. (d)	276,500	51,639,140
		198,860,678
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
Ant International Co. Ltd. Class C (a)(b)(d)	1,469,829	4,233,108
Electronic Equipment & Components - 0.9%
Electronic Manufacturing Services - 0.9%
Flex Ltd. (d)	2,390,300	41,591,220
Entertainment - 0.9%
Movies & Entertainment - 0.9%
Netflix, Inc. (d)	75,966	39,006,262
Hotels, Restaurants& Leisure - 0.8%
Hotels, Resorts & Cruise Lines - 0.8%
Airbnb, Inc. Class A (e)	209,600	36,200,016
Interactive Media & Services - 0.8%
Interactive Media & Services - 0.8%
Kuaishou Technology Class B (f)	40,900	1,384,790
Snap, Inc. Class A (d)	578,400	35,756,688
		37,141,478
Internet & Direct Marketing Retail - 0.0%
Internet & Direct Marketing Retail - 0.0%
Deliveroo Holdings PLC (d)(f)	307,100	1,136,643
IT Services - 13.8%
Data Processing & Outsourced Services - 10.5%
Fiserv, Inc. (d)	661,778	79,492,773
Genpact Ltd.	862,800	41,008,884
MasterCard, Inc. Class A	239,500	91,503,370
PayPal Holdings, Inc. (d)	372,800	97,781,712
Square, Inc. (d)	294,200	72,026,044
Visa, Inc. Class A	358,916	83,828,421
		465,641,204
Internet Services & Infrastructure - 2.7%
Shopify, Inc. (d)	23,700	28,025,487
Snowflake Computing, Inc. Class B (f)	1,993	461,559
Twilio, Inc. Class A (d)	251,500	92,501,700
		120,988,746
IT Consulting & Other Services - 0.6%
Capgemini SA	143,500	26,292,486

TOTAL IT SERVICES		612,922,436

Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (b)(d)	387,462	0
Oil, Gas & Consumable Fuels - 0.8%
Oil & Gas Refining & Marketing - 0.8%
Reliance Industries Ltd.	1,218,700	32,822,863
Reliance Industries Ltd.	80,346	1,165,291
		33,988,154
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Ltd. (b)(d)	387,462	201,802
Road & Rail - 2.3%
Trucking - 2.3%
Lyft, Inc. (d)	544,742	30,320,340
TuSimple Holdings, Inc. (d)	86,300	3,316,509
Uber Technologies, Inc. (d)	1,229,764	67,354,174
		100,991,023
Semiconductors & Semiconductor Equipment - 19.4%
Semiconductor Equipment - 3.2%
ASML Holding NV (Netherlands)	41,400	26,874,478
Lam Research Corp.	185,200	114,907,340
		141,781,818
Semiconductors - 16.2%
Marvell Technology, Inc.	2,809,460	127,015,687
Microchip Technology, Inc.	368,100	55,321,749
Micron Technology, Inc. (d)	1,343,447	115,630,483
NVIDIA Corp.	398,150	239,041,297
NXP Semiconductors NV	553,400	106,535,034
ON Semiconductor Corp. (d)	1,324,500	51,655,500
Taiwan Semiconductor Manufacturing Co. Ltd.	1,145,000	24,102,915
		719,302,665

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		861,084,483

Software - 31.5%
Application Software - 12.6%
Adobe, Inc. (d)	102,216	51,960,481
Autodesk, Inc. (d)	203,900	59,520,449
HubSpot, Inc. (d)	92,600	48,749,270
Intuit, Inc.	143,200	59,021,312
Salesforce.com, Inc. (d)	772,839	178,000,278
UiPath, Inc.	37,500	2,430,000
UiPath, Inc. Class A (d)(e)	8,600	619,200
Workday, Inc. Class A (d)	282,300	69,728,100
Zoom Video Communications, Inc. Class A (d)	282,464	90,267,020
		560,296,110
Systems Software - 18.9%
Microsoft Corp.	3,140,700	792,021,726
Rapid7, Inc. (d)	275,900	22,416,875
Tenable Holdings, Inc. (d)	580,400	21,762,098
		836,200,699

TOTAL SOFTWARE		1,396,496,809

Technology Hardware, Storage & Peripherals - 22.8%
Technology Hardware, Storage & Peripherals - 22.8%
Apple, Inc.	7,474,616	982,613,021
Samsung Electronics Co. Ltd.	367,700	26,797,895
		1,009,410,916
TOTAL COMMON STOCKS
(Cost $2,380,975,331)		4,388,146,347

Convertible Preferred Stocks - 0.8%
Communications Equipment - 0.0%
Communications Equipment - 0.0%
Xsight Labs Ltd. Series D (a)(b)	101,300	809,995
Electronic Equipment & Components - 0.2%
Electronic Equipment & Instruments - 0.2%
Enevate Corp. Series E (a)(b)	9,477,386	10,507,426
Internet & Direct Marketing Retail - 0.3%
Internet & Direct Marketing Retail - 0.3%
GoBrands, Inc. Series G (a)(b)	14,100	3,521,014
Instacart, Inc. Series I (a)(b)	29,110	3,638,750
Reddit, Inc. Series D (a)(b)(d)	94,300	4,005,317
		11,165,081
IT Services - 0.1%
Internet Services & Infrastructure - 0.1%
ByteDance Ltd. Series E1 (a)(b)	26,036	2,852,873
Metals & Mining - 0.1%
Precious Metals & Minerals - 0.1%
Diamond Foundry, Inc. Series C (a)(b)	151,757	3,642,168
Road & Rail - 0.0%
Trucking - 0.0%
Convoy, Inc. Series D (a)(b)(d)	81,762	1,164,291
Semiconductors & Semiconductor Equipment - 0.0%
Semiconductors - 0.0%
Tenstorrent, Inc. Series C1 (a)(b)	6,600	392,398
Software - 0.1%
Application Software - 0.1%
Databricks, Inc. Series G (a)(b)	12,600	2,234,836
Systems Software - 0.0%
Nuvia, Inc. Series B (a)	678,052	554,118

TOTAL SOFTWARE		2,788,954

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $31,305,660)		33,323,186

Money Market Funds - 1.4%
Fidelity Cash Central Fund 0.04% (g)	23,756,390	23,761,141
Fidelity Securities Lending Cash Central Fund 0.04% (g)(h)	38,620,222	38,624,084
TOTAL MONEY MARKET FUNDS
(Cost $62,385,225)		62,385,225
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $2,479,071,272)		4,488,259,814
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(51,446,856)
NET ASSETS - 100%		$4,436,812,958

Legend

 (a) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $41,961,350 or 0.9% of net assets.

 (b) Level 3 security

 (c) Security is perpetual in nature with no stated maturity date.

 (d) Non-income producing

 (e) Security or a portion of the security is on loan at period end.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,982,992 or 0.1% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$8,245,741
ByteDance Ltd. Series E1	11/18/20	$2,852,873
Convoy, Inc. Series D	10/30/19	$1,107,057
Databricks, Inc. Series G	2/1/21	$2,234,836
Diamond Foundry, Inc. Series C	3/15/21	$3,642,168
Enevate Corp. Series E	1/29/21	$10,507,436
Enevate Corp. 0% 1/29/23	1/29/21	$4,035,056
GoBrands, Inc. Series G	3/2/21	$3,521,014
Instacart, Inc. Series I	2/26/21	$3,638,750
Nuvia, Inc. Series B	3/16/21	$554,115
Reddit, Inc. Series D	2/4/19	$2,045,018
Tenstorrent, Inc. Series C1	4/23/21	$392,398
Tenstorrent, Inc. 0%	4/23/21	$370,000
Xsight Labs Ltd. Series D	2/16/21	$809,995

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$27,303
Fidelity Securities Lending Cash Central Fund	22,312
Total	$49,615

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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